Future Amortization Expenses for Net Carrying Amount of Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Year 2016	$ 4,288
Year 2017	3,036
Year 2018	833
Year 2019	0
Year 2020 and thereafter	0
Acquired intangible assets, net	$ 8,157	$ 5,529